UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT (USD $)	Total	Common Stock [Member]	Additional paid in capital [Member]	Other comprehensive income [Member]	(Deficit) Accumulated During Exploratory Stage [Member]
Balance at Jan. 31, 2006
Balance, shares at Jan. 31, 2006
Issuance of shares for seed capital	100	4,417			(4,317)
Issuance of shares for seed capital, shares		44,169,231
Cumulative translation gain (loss)	25			25
Net Income (Loss)	(262)				(262)
Balance at Dec. 31, 2009	(137)	4,417		25	(4,579)
Balance, shares at Dec. 31, 2009		44,169,231
Cumulative translation gain (loss)	209			209
Net Income (Loss)	(8,527)				(8,527)
Balance at Dec. 31, 2010	(8,455)	4,417		234	(13,106)
Balance, shares at Dec. 31, 2010		44,169,231
Cumulative translation gain (loss)	295			295
Net Income (Loss)	(18,620)				(18,620)
Balance at Dec. 31, 2011	(26,780)	4,417		529	(31,726)
Balance, shares at Dec. 31, 2011	44,169,231	44,169,231
Cumulative translation gain (loss)	(1,324)			(1,324)
Net Income (Loss)	(169,061)				(169,061)
Balance at Dec. 31, 2012	(197,165)	4,417		(795)	(200,787)
Balance, shares at Dec. 31, 2012	44,169,231	44,169,231
Effect of reverse acquisition	(8,520)	660			(9,180)
Effect of reverse acquisition, shares	6,600,000	6,600,000
Capital contribution	6,041		6,041
Foreign currency translation gain	7,692			7,692
Net Income (Loss)	(40,646)				(40,646)
Balance at Jun. 30, 2013	$ (232,598)	$ 5,077	$ 6,041	$ 6,897	$ (250,613)
Balance, shares at Jun. 30, 2013	50,769,231	50,769,231